Loss Per Share (Details) - Schedule of basic and diluted loss per common share - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of basic and diluted loss per common share [Abstract]
Net loss attributable to TD Holdings, Inc.’s Stockholders (in Dollars)	$ 357,856	$ (5,459,681)	$ (1,180,420)	$ (5,809,897)	$ (5,951,613)	$ (6,933,950)
Weighted Average Shares Outstanding-Basic and Diluted (in Shares)					51,273,048	7,776,306
Income (loss) per share - basic and diluted					$ (0.12)	$ (0.89)
Net loss per share from continuing operations – basic and diluted					(0.05)	(0.67)
Net loss per share from discontinued operations – basic and diluted					$ (0.07)	$ (0.22)